EQUITY - Cash dividends (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jan. 01, 2021 USD ($)	Jan. 01, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
EQUITY
Cash dividends					$ 7,269,978	¥ 50,000,000
Payments of dividends	$ 2,170,273	¥ 1,255,375	$ 0	$ 4,052,802
Dividends payable		¥ 8,000,000	$ 3,371,648				$ 784,610	¥ 5,000,000	$ 470,765	¥ 3,000,000	¥ 22,000,000